Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 CLF	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF
Disclosure Of Income Taxes [Line Items]
Assets	$ 65,877,629		$ 179,700,736
Liabilities	(199,016,494)		(197,416,950)
Transfers to groups held for sale | CLF		CLF 16,522,780
Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	16,843,366
Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	119,179
Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	(439,765)
Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	(3,556)
Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	(301,077)
Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale	(135,132)
Deferred Tax Assets Liabilities [Member]
Disclosure Of Income Taxes [Line Items]
Assets	65,877,629		179,700,736
Liabilities	(199,016,494)		(197,416,950)
Beginning balance | CLF		(17,716,214)		CLF (60,043,617)
Recognized in profit or loss | CLF		(125,214,920)		67,247,084
Recognized in others in comprehensive income | CLF		1,972,562		(3,387,940)
Foreign currency translation difference | CLF		5,343,000		(20,102,159)
Other increases (decreases) | CLF		(14,046,073)		(1,429,582)
Ending balance | CLF		CLF (133,138,865)		CLF (17,716,214)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Assets	29,734,809		79,595,812
Liabilities	(322,504,008)		(297,814,005)
Beginning balance	(218,218,193)		(194,623,383)
Recognized in profit or loss	(97,270,017)		13,724,680
Foreign currency translation difference	5,875,645		(37,319,490)
Ending balance	(292,769,199)		(218,218,193)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Assets	6,558,077		6,221,900
Liabilities	(226,762)		(65,201)
Beginning balance	6,156,699		9,575,177
Recognized in profit or loss	(1,915,754)		(48,778)
Recognized in others in comprehensive income	1,972,561		(3,387,932)
Foreign currency translation difference	(1,370)		18,232
Ending balance	6,331,315		6,156,699
Deferred Tax Assets Liabilities [Member] | Tax Loss Carryforward
Disclosure Of Income Taxes [Line Items]
Assets	86,090,908		116,355,816
Beginning balance	116,355,816		46,518,690
Recognized in profit or loss	(30,585,545)		52,345,977
Foreign currency translation difference	320,637		17,491,149
Ending balance	86,090,908		116,355,816
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Assets	105,031,784		104,211,997
Liabilities	(53,064)
Beginning balance	104,211,997		91,579,562
Recognized in profit or loss	5,047,821		12,215,102
Foreign currency translation difference	236,460		417,333
Other increases (decreases)	(4,077,793)
Ending balance	104,978,720		104,211,997
Deferred Tax Assets Liabilities [Member] | Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Assets	51,516,840		50,001,807
Beginning balance	50,001,807		51,513,634
Recognized in profit or loss	1,524,224		(2,132,573)
Foreign currency translation difference	(5,635)		620,746
Ending balance	51,516,840		50,001,807
Deferred Tax Assets Liabilities [Member] | Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Assets	2,080,890		1,946,340
Beginning balance	1,946,340		3,991,087
Recognized in profit or loss	134,550		(2,044,747)
Ending balance	2,080,890		1,946,340
Deferred Tax Assets Liabilities [Member] | Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	4,067,205		9,362,865
Beginning balance	9,362,865		12,544,171
Recognized in profit or loss	(916,770)		(3,189,704)
Foreign currency translation difference	(20)		8,398
Other increases (decreases)	(4,077,793)
Ending balance	4,067,205		9,362,865
Deferred Tax Assets Liabilities [Member] | Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	11,372,224		11,902,160
Beginning balance	11,902,160		8,605,410
Recognized in profit or loss	(455,741)		3,067,041
Foreign currency translation difference	60,937		229,709
Ending balance	11,372,224		11,902,160
Deferred Tax Assets Liabilities [Member] | Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Assets	35,994,625		30,998,825
Liabilities	(53,064)
Beginning balance	30,998,825		14,925,260
Recognized in profit or loss	4,761,558		16,515,085
Foreign currency translation difference	181,178		(441,520)
Ending balance	35,941,561		30,998,825
Deferred Tax Assets Liabilities [Member] | Other Taxes
Disclosure Of Income Taxes [Line Items]
Assets	54,518,180		19,147,266
Liabilities	(92,288,789)		(45,369,799)
Beginning balance	(26,222,533)		(13,093,663)
Recognized in profit or loss	(491,425)		(10,989,897)
Recognized in others in comprehensive income	1		(8)
Foreign currency translation difference	(1,088,372)		(709,383)
Other increases (decreases)	(9,968,280)		(1,429,582)
Ending balance	(37,770,609)		(26,222,533)
Deferred Tax Assets Liabilities [Member] | Activation of expenses for issuance of financial debt [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(19,635,737)		(11,282,929)
Deferred Tax Assets Liabilities [Member] | Capitalization of expenses for issuance of financial debt
Disclosure Of Income Taxes [Line Items]
Beginning balance	(11,282,929)		(10,691,535)
Recognized in profit or loss	(8,352,808)		(591,394)
Ending balance	(19,635,737)		(11,282,929)
Deferred Tax Assets Liabilities [Member] | Gain from Bargain Purchase For Tax Purpose [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(8,896,416)		(10,177,907)
Beginning balance	(10,177,907)
Recognized in profit or loss			(3,145,494)
Foreign currency translation difference			(404,762)
Other increases (decreases)			(6,627,651)
Ending balance			(10,177,907)
Deferred Tax Assets Liabilities [Member] | Gain from Bargain Purchase for Tax Purposes, Other Changes [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	(10,177,907)
Recognized in profit or loss	1,314,278
Foreign currency translation difference	(32,787)
Ending balance	(8,896,416)		(10,177,907)
Deferred Tax Assets Liabilities [Member] | Monetary Correction - Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(11,526,750)		(2,160,549)
Beginning balance	(2,160,549)		(1,015,095)
Recognized in profit or loss	1,325,126		284,128
Foreign currency translation difference	(1,055,585)
Other increases (decreases)	(9,635,742)		(1,429,582)
Ending balance	(11,526,750)		(2,160,549)
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Assets	54,518,180		19,147,266
Liabilities	(52,229,886)		(21,748,414)
Beginning balance	(2,601,148)		(1,387,033)
Recognized in profit or loss	5,221,979		(7,537,137)
Recognized in others in comprehensive income	1		(8)
Foreign currency translation difference			(304,621)
Other increases (decreases)	(332,538)		6,627,651
Ending balance	2,288,294		(2,601,148)
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure Of Income Taxes [Line Items]
Assets	281,933,758		325,532,791
Liabilities	(415,072,623)		(343,249,005)
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets	216,056,129		145,832,055
Liabilities	$ (216,056,129)		$ (145,832,055)